LEASE AND COMMITMENTS - Additional Information (Detail) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Rental expense for operating leases		¥ 53,165	¥ 13,965	¥ 13,540
Operating lease expenses		53,165
Principal Payments Finance Lease		¥ 0
Leases that have not yet commenced		As of December 31, 2019, the Group did not have additional operating leases that have not yet commenced
Zhengzhou Kaitong [Member]
Total consideration for purchase of equity interest	¥ 333,809
Cash consideration	228,089
Business acquisition liabilities incurred	¥ 105,720
Commercial Real Estate [Member]
Purchase commitment		¥ 333,809